Earnings/(losses) per Share ("EPS")	6 Months Ended
Jun. 30, 2020
Earnings/(losses) per Share ("EPS")
Earnings/(losses) per share ("EPS")

21. Earnings/(losses) per Share (“EPS”)

Basic earnings/(losses) per share was calculated by dividing the net profit/(loss) for the period attributable to the owners of the common shares by the weighted average number of common shares issued and outstanding during the period.

Diluted earnings per share is calculated by dividing the profit for the period attributable to the owners of the Group by the weighted average number of all potential ordinary shares assumed to have been converted into common shares, unless such potential ordinary shares have an antidilutive effect.

The following reflects the earnings/(losses) and share data used in the basic and diluted earnings per share computations:

	For the three months ended
	June 30, 2019	June 30, 2020
Basic loss per share
Loss for the period attributable to owners of the Group	(25,998)	(21,348)
Plus:
Dividend on preference shares	(2,516)	(2,516)
Loss for the period attributable to owners of the Group	(28,514)	(23,864)
Weighted average number of shares outstanding, basic	80,847,127	80,848,314
Basic loss per share	(0.35)	(0.30)
Diluted loss per share
Loss for the period attributable to owners of the Group used in the calculation of diluted loss per share	(28,514)	(23,864)
Weighted average number of shares outstanding, basic	80,847,127	80,848,314
Dilutive potential ordinary shares	—	—
Weighted average number of shares used in the calculation of diluted loss per share	80,847,127	80,848,314
Diluted loss per share	(0.35)	(0.30)

	For the six months ended
	June 30, 2019	June 30, 2020
Basic loss per share
Loss for the period attributable to owners of the Group	(36,945)	(72,827)
Plus:
Dividend on preference shares	(5,031)	(5,032)
Loss for the period attributable to owners of the Group	(41,976)	(77,859)
Weighted average number of shares outstanding, basic	80,836,442	80,777,161
Basic loss per share	(0.52)	(0.96)
Diluted loss per share
Loss for the period attributable to owners of the Group used in the calculation of diluted loss per share	(41,976)	(77,859)
Weighted average number of shares outstanding, basic	80,836,442	80,777,161
Dilutive potential ordinary shares	—	—
Weighted average number of shares used in the calculation of diluted loss per share	80,836,442	80,777,161
Diluted loss per share	(0.52)	(0.96)

The Group excluded the dilutive effect of 2,611,762 SARs, 661,982 RSUs and 496,742 PSUs (June 30, 2019: 2,666,031 SARs 378,967 RSUs and nil PSUs) in calculating diluted EPS for the three and six months ended June 30, 2020, as they were anti-dilutive.